SHARE CAPITAL (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHARE CAPITAL
Options, outstanding, beginning	45,060,000	46,372,500
Options, granted	26,907,500	16,960,000
Options expired/cancelled	(11,500,000)	(16,517,500)
Options, forfeited	(2,000,000)	(1,755,000)
Options, outstanding, ending	58,467,500	45,060,000
Weighted average exercise price, outstanding, beginning	$ 0.28	$ 0.37
Weighted average exercise price, granted	0.12	0.19
Weighted average exercise price, expired	0.33	0.44
Weighted average exercise price, forfeited	0.17	0.23
Weighted average exercise price, outstanding, ending	$ 0.20	$ 0.28